Commitments and Contingencies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Operating leases, rental expenses	$ 444,626	$ 893,816	$ 1,078,038
Minimum [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating leases, term	1 year
Maximum [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating leases, term	5 years